Label	Element	Value
VanEck Digital Transformation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Digital Transformation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 1, 2022 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED FEBRUARY 1, 2022, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding VanEck Digital Transformation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective December 16, 2022 (the “Effective Date”), MarketVector Indexes GmbH (the “Index Provider”) will implement changes to the MVIS® Global Digital Assets Equity Index, the Fund’s benchmark index.

Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows:

Strategy [Heading]	rr_StrategyHeading	The last sentence in the third paragraph of the “Principal Investment Strategies” section in the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Digital Transformation Index currently includes a minimum of 20 Digital Transformation Index components.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.